Accrued Pension and Severance Costs (Schedule of Amounts Recognized in Consolidated Balance Sheets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Accrued expenses	¥ (157)	¥ (196)
Accrued pension and severance costs	(19,690)	(20,186)
Amounts recognized in the consolidated balance sheets	(19,847)	(20,382)
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Accrued expenses	(57)	(107)
Accrued pension and severance costs	(8,825)	(6,389)
Amounts recognized in the consolidated balance sheets	¥ (8,882)	¥ (6,496)